Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Research and Development incentives receivables
Non-current R&D incentives receivables	€ 126,662	€ 132,729
Current R&D incentives receivables	31,208	39,882
Total R&D incentives receivables	€ 157,870	€ 172,611